Schedule II - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Schedule II — Condensed Financial Information of Registrant
Schedule II — Condensed Financial Information of Registrant Statement of Operations

	Year Ended December 31,
($ in millions)	2018	2017	2016
Revenues
Investment income, less investment expense	$25	$10	$11
Realized capital gains and losses	(10)	(2)	2
Other income	3	36	55
	18	44	68

Expenses
Interest expense	337	334	295
Pension and other postretirement remeasurement gains and losses	454	(219)	264
Pension and other postretirement benefit expense	(116)	(224)	(159)
Other operating expenses	50	50	28
	725	(59)	428

(Loss) gain from operations before income tax benefit and equity in net income of subsidiaries	(707)	103	(360)

Income tax (benefit) expense	(136)	105	(148)
Loss before equity in net income of subsidiaries	(571)	(2)	(212)

Equity in net income of subsidiaries	2,731	3,556	2,020
Net income	2,160	3,554	1,808

Preferred stock dividends	148	116	116

Net income applicable to common shareholders	2,012	3,438	1,692

Other comprehensive income (loss), after-tax
Changes in:
Unrealized net capital gains and losses	(754)	319	433
Unrealized foreign currency translation adjustments	(48)	45	9
Unamortized pension and other postretirement prior service credit	(59)	(52)	(33)
Other comprehensive (loss) income, after-tax	(861)	312	409
Comprehensive income	$1,299	$3,866	$2,217

See accompanying notes to condensed financial information and notes to consolidated financial statements.
The Allstate Corporation and Subsidiaries
Schedule II (Continued) — Condensed Financial Information of Registrant Statement of Financial Position

($ in millions, except par value data)	December 31,
	2018	2017
Assets
Investments in subsidiaries	$29,301	$29,126
Fixed income securities, at fair value (amortized cost $355 and $361)	356	362
Short-term investments, at fair value (amortized cost $285 and $171)	285	171
Receivable from subsidiaries	426	427
Deferred income taxes	225	124
Other assets	92	150
Total assets	$30,685	$30,360

Liabilities
Long-term debt	$6,451	$6,350
Pension and other postretirement benefit obligations	1,050	675
Deferred compensation	281	297
Payable to subsidiaries	3	—
Notes due to subsidiaries	1,250	250
Dividends payable to shareholders	198	167
Other liabilities	140	70
Total liabilities	9,373	7,809

Shareholders’ equity
Preferred stock and additional capital paid-in, $1 par value, 25 million shares authorized, 79.8 thousand and 72.2 thousand shares issued and outstanding, $1,995 and $1,805 aggregate liquidation preference	1,930	1,746
Common stock, $.01 par value, 2.0 billion shares authorized and 900 million issued, 332 million and 355 million shares outstanding	9	9
Additional capital paid-in	3,310	3,313
Retained income	44,033	41,579
Deferred ESOP expense	(3)	(3)
Treasury stock, at cost (568 million and 545 million shares)	(28,085)	(25,982)
Accumulated other comprehensive income:
Unrealized net capital gains and losses	(2)	1,662
Unrealized foreign currency translation adjustments	(49)	(1)
Unamortized pension and other postretirement prior service credit	169	228
Total accumulated other comprehensive income	118	1,889
Total shareholders’ equity	21,312	22,551
Total liabilities and shareholders’ equity	$30,685	$30,360

See accompanying notes to condensed financial information and notes to consolidated financial statements.
The Allstate Corporation and Subsidiaries
Schedule II (Continued) — Condensed Financial Information of Registrant Statement of Cash Flows

($ in millions)	Years Ended December 31,
	2018	2017	2016
Cash flows from operating activities
Net income	$2,160	$3,554	$1,808
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net income of subsidiaries	(2,731)	(3,556)	(2,020)
Dividends received from subsidiaries	2,059	1,671	1,874
Realized capital gains and losses	10	2	(2)
Pension and other postretirement remeasurement gains and losses	454	(219)	264
Changes in:
Pension and other postretirement benefits	(116)	(224)	(159)
Income taxes	(28)	232	(20)
Operating assets and liabilities	160	56	43
Net cash provided by operating activities	1,968	1,516	1,788

Cash flows from investing activities
Proceeds from sales of investments	1,370	880	389
Proceeds from sales of investments to subsidiaries	390	—	—
Investment purchases	(1,037)	(748)	(243)
Investment collections	108	13	60
Capital contribution or return of capital from subsidiaries	(975)	42	(1,500)
Transfers to subsidiaries through intercompany loan agreement	—	—	(30)
Change in short-term investments, net	(115)	48	58
Net cash (used in) provided by investing activities	(259)	235	(1,266)

Cash flows from financing activities
Proceeds from borrowings from subsidiaries	1,250	300	—
Repayment of notes due to subsidiaries	(250)	(50)	—
Proceeds from issuance of long-term debt	498	—	1,236
Redemption of preferred stock	(385)	—	—
Redemption and repayment of long-term debt	(400)	—	(17)
Proceeds from issuance of preferred stock	557	—	—
Dividends paid on common stock	(614)	(525)	(486)
Dividends paid on preferred stock	(134)	(116)	(116)
Treasury stock purchases	(2,303)	(1,495)	(1,337)
Shares reissued under equity incentive plans, net	73	135	164
Excess tax benefits on share-based payment arrangements	—	—	32
Other	(1)	(2)	—
Net cash used in financing activities	(1,709)	(1,753)	(524)

Net decrease in cash	—	(2)	(2)
Cash at beginning of year	—	2	4
Cash at end of year	$—	$—	$2

See accompanying notes to condensed financial information and notes to consolidated financial statements.
The Allstate Corporation and Subsidiaries
Schedule II (Continued) — Condensed Financial Information of Registrant
Notes to Condensed Financial Information
1.     General
Pursuant to rules and regulations of the SEC, the unconsolidated condensed financial statements of the Parent Company do not reflect all of the information and notes normally included with financial statements prepared in accordance with GAAP. Therefore, these condensed financial statements of the Registrant should be read in conjunction with the consolidated financial statements and notes thereto included in Item 8.
The long-term debt presented in Note 12 “Capital Structure” are direct obligations of the Registrant. A majority of the pension and other postretirement benefits plans presented in Note 17 “Benefit Plans” are direct obligations of the Registrant.
Participating subsidiaries fund the pension plans contributions under a master services cost sharing agreement. In addition, as a result of joint and several pension liability rules under the Internal Revenue Code and the Employee Retirement Income Security Act of 1974, as amended, many liabilities that arise in connection with pension plans are joint and several across all members of a controlled group of entities.
2.   Notes due to subsidiaries
On October 11, 2018 and December 18, 2018 the Registrant issued $250 million and $1.00 billion notes, with a rate of 2.49% and 3.03% due on April 11, 2019 and June 18, 2019 respectively, both to its wholly owned subsidiary Kennett Capital Inc. The proceeds of these issuances were used for cash management purposes.
On December 11, 2017, the Registrant issued $125 million and $175 million notes, each with a rate of 1.59% and due on June 11, 2018, to its wholly owned subsidiaries Kennett Capital Inc. and Allstate Non-Insurance Holdings Inc (“ANIHI”), respectively. The proceeds of these issuances were used for cash management purposes. On December 20, 2017, the Registrant repaid $50 million to ANIHI. On April 17, 2018, the Registrant repaid $125 million and $125 million to Kennett Capital Inc. and ANIHI, respectively.
3.    Supplemental Disclosures of Cash Flow Information
The Registrant paid $330 million, $331 million and $287 million of interest on debt in 2018, 2017 and 2016, respectively.